Note 10 - Commitments and Contingencies (Details) - Future Minimum Lease Payments Under Non-Cancelable Capital Leases (USD $)	Jun. 30, 2013
Future Minimum Lease Payments Under Non-Cancelable Capital Leases [Abstract]
2013	$ 44,000
2014	67,000
2015	67,000
2016	67,000
2017	31,271
Total minimum lease payments	276,271
Less amount representing interest	53,373
Present value of capital lease obligations	222,898
Less current portion	72,022
Non-current portion	$ 150,876